Combined and Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional paid-in capital CNY (¥) [1]	Additional paid-in capital USD ($)	[1]	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd. shareholders’ equity CNY (¥)	Total Ucommune International Ltd. shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2018			[1]			¥ 1,354,048			¥ 1,637		¥ (957,135)		¥ (835)		¥ 397,715		¥ 198,357		¥ 596,072
Balance (in Shares) at Dec. 31, 2018 | shares	[1]
Issuance of ordinary shares		¥ 44	[1]			2,310,338									2,310,382				2,310,382
Issuance of ordinary shares (in Shares) | shares	[1]	3,140,566		3,140,566
Net loss			[1]								(791,150)				(791,150)		(15,523)		(806,673)
Foreign currency translation adjustment			[1]										(91)		(91)		22		(69)
Provision for statutory reserve			[1]						2,190		(2,190)
Business acquisitions			[1]			(17,078)									(17,078)		20,090		3,012
Acquisition of noncontrolling interest			[1]			(1,639)									(1,639)		(1,081)		(2,720)
Capital contribution from noncontrolling shareholders			[1]														4,110		4,110
Balance at Dec. 31, 2019		¥ 44	[1]			3,645,669			3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	3,140,566		3,140,566
Net loss			[1]								(488,492)				(488,492)		(19,452)		(507,944)
Foreign currency translation adjustment			[1]										5,668		5,668		100		5,768
Provision for statutory reserve			[1]						1,238		(1,238)
Reverse recapitalization		¥ 7	[1]			33,888									33,895				33,895
Reverse recapitalization (in Shares) | shares	[1]	555,496		555,496
Equity financing through PIPE		¥ 4	[1]			350,646									350,650				350,650
Equity financing through PIPE (in Shares) | shares	[1]	301,534		301,534
Conversion of rights to ordinary shares			[1]
Conversion of rights to ordinary shares (in Shares) | shares	[1]	24,995		24,995
Stock-based compensation			[1]			200,453									200,453				200,453
Disposal of subsidiary to a related party			[1]														(1,320)		(1,320)
Balance at Dec. 31, 2020		¥ 55	[1]			4,230,656			5,065		(2,240,205)		4,742		2,000,313		185,303		2,185,616
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	4,022,591		4,022,591
Net loss			[1]								(1,996,413)				(1,996,413)		(166,424)		(2,162,837)	$ (339,396)
Foreign currency translation adjustment			[1]										(3,651)		(3,651)				(3,651)
Provision for statutory reserve			[1]						986		(986)
Share issuance upon the underwritten public offering, net of issuance costs		¥ 4	[1]			93,311									93,315				93,315
Share issuance upon the underwritten public offering, net of issuance costs (in Shares) | shares	[1]	246,914		246,914
Issuance of Earn-out shares to the Founder		¥ 1	[1]			(1)
Issuance of Earn-out shares to the Founder (in Shares) | shares	[1]	100,000		100,000
Stock-based compensation			[1]			244,339									244,339				244,339
Disposal of subsidiary to a related party			[1]			38									38		(874)		(836)
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	33		33
Capital reduction from noncontrolling shareholders			[1]														(100)		(100)
Acquisition of noncontrolling interest			[1]			375									375		(1,075)		(700)
Capital contribution from noncontrolling shareholders			[1]			140									140		25		165
Capital injection to a subsidiary			[1]			(1,902)									(1,902)		1,902
Addition of noncontrolling interest in connection with acquisition			[1]														22,400		22,400
Balance at Dec. 31, 2021		¥ 60	[1]			¥ 4,566,956			¥ 6,051		¥ (4,237,604)		¥ 1,091		¥ 336,554		¥ 41,157		¥ 377,711	59,270
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	4,369,538		4,369,538
Balance (in Dollars) at Dec. 31, 2021 | $				$ 9	[1]		$ 716,655			$ 950		$ (664,973)		$ 171		$ 52,812		$ 6,458		$ 59,270
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	4,369,538		4,369,538

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a). Further, the ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26).